Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities	Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Lease liabilities - noncurrent portion	9,184	232
Other noncurrent liabilities	308	(48)
Total other noncurrent liabilities	$9,492	$184
See Note 17, Equity Instruments, for further details of the contingent earnout liability and warrant liabilities.